Income tax	12 Months Ended
Dec. 31, 2024
Income tax [Abstract]
Income tax
13.	Income tax

	For the Year Ended December 31,
	2024	2023	2022
Current tax (benefit) expense
Current income tax	$3,924,599	$3,025,179	$3,406,827
Deferred income tax	68,751,097	(55,155,403)	227,302,580

	$72,675,696	$(52,130,224)	$230,709,407

The Mexican Tax Law effective as of January 1, 2014 is applicable to the Group, which imposes an income tax rate of 30%.

The UK entities are subject to UK corporation tax with an applicable rate of 25%.

Amounts recognized in profit or loss

Management has determined that the recoverability of cumulative tax losses, which expire in 2026 - 2033, is not feasible based on estimated breakeven of hotel operations. Therefore, the Group has not recognized certain expected income tax losses in the determination of deferred income tax, except for those companies that have taxable profit to offset the income tax losses.

Amounts recognized in OCI

	As of December 31, 2024			As of December 31, 2023			As of December 31, 2022
	Before	Tax (expense)	Net of	Before	Tax (expense)	Net of	Before	Tax (expense)	Net of
	tax	benefit	tax	tax	benefit	tax	tax	benefit	tax

Items that will not be reclassified to profit and loss
Remeasurements of defined benefit liability	$16,372	$(4,762)	$11,610	$124,599	$(37,380)	$87,219	$(2,554,480)	$766,344	$(1,788,136)
Revaluation of property, construction in process and equipment	338,809,588	(100,442,876)	234,366,712	(889,982,346)	266,994,704	(622,987,642)	6,009,039,347	(1,802,711,804)	4,206,327,543

	$334,825,960	$(100,447,638)	$234,378,322	$(889,857,747)	$266,957,324	$(622,900,423)	$6,006,484,867	$(1,801,945,460)	$4,204,539,407

Reconciliation of effective tax rate

	For the Year Ended December 31,
	2024	2023	2022

(Loss) profit before income tax	$(3,495,289,882)	$5,662,697	$475,086,707
Tax using the Company´s domestic tax rate	30%	30%	30%
Income tax at legal tax rate	(1,048,586,965)	1,698,809	142,526,012
Tax effect of:
Annual adjustment inflation	35,881,580	86,082,320	72,595,223
Non-deductible expenses	9,847,790	5,970,038	7,751,565
Mainly change in allowance for NOL’s and other permanent differences	1,075,533,291	(145,881,392)	7,836,607

Total tax expense	$72,675,696	$(52,130,224)	$230,709,407
Movement in deferred tax balances

2024	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(3,999,701)	$(8,869,225)	-	$(12,868,926)
Property, plant and equipment	(39,818,079)	(55,505,525)	-	(95,323,604)
PP&E Surplus	(3,471,731,220)	23,704,366	(100,442,876)	(3,548,469,730)
PP&E (capitalized foreign exchange rate and interest expense)	(231,042,798)	10,438,263	-	(220,604,535)
Investment properties	(300,519,080)	(71,852,552)	-	(372,371,632)
Right of use of assets	(65,111,127)	5,061,415	-	(60,049,712)
Derivatives	(35,077,118)	35,077,118	-	-
Accruals	3,370,885	19,674,628	-	23,045,513
Debt cost to be amortized		(69,902,187)	-	(69,902,187)
Advance customers	46,637,589	(41,440,664)	-	5,196,925
Lease liabilities	62,388,460	(374,162)	-	62,014,298
Equipment rent		84,603,406	-	84,603,406
Employees’ benefits	2,629,807	526,081	(4,762)	3,151,126
Employees’ statutory profit sharing	672,518	107,941	-	780,459

	$(4,031,599,864)	$(68,751,097)	$(100,447,638)	$(4,200,798,599)

2023	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(1,422,966)	$(2,576,735)	-	$(3,999,701)
Property, plant and equipment	236,862	(40,054,941)	-	(39,818,079)
PP&E Surplus	(3,744,476,101)	5,750,177	266,994,704	(3,471,731,220)
PP&E (capitalized foreign exchange rate and interest expense)	(226,499,908)	(4,542,890)	-	(231,042,798)
Investment properties	(326,498,611)	25,979,531	-	(300,519,080)
Right of use of assets	-	(65,111,127)	-	(65,111,127)
Derivatives	(57,837,597)	22,760,479	-	(35,077,118)
Accruals and borrowing cost	147,482	3,223,403	-	3,370,885
Advance customers	-	46,637,589	-	46,637,589
Lease liabilities	-	62,388,460	-	62,388,460
Employees’ benefits	1,996,298	670,889	(37,380)	2,629,807
Employees’ statutory profit sharing	641,950	30,568	-	672,518

	$(4,353,712,591)	$55,155,403	$266,957,324	$(4,031,599,864)

2022	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(628,022)	$(794,944)	$-	$(1,422,966)
Property, plant and equipment	(1,941,698,749)	171,314	(1,802,711,804)	(3,744,239,239)
PP&E (capitalized foreign exchange rate and interest expense)	(152,392,186)	(74,107,722)	-	(226,499,908)
Investment properties	(237,071,633)	(89,426,978)	-	(326,498,611)
Derivatives	2,384,364	(60,221,961)		(57,837,597)
Accruals	3,691,418	(3,543,936)	-	147,482
Employees’ benefits	1,024,636	205,318	766,344	1,996,298
Employees’ statutory profit sharing	225,621	416,329	-	641,950

	$(2,324,464,551)	$(227,302,580)	$(1,801,945,460)	$(4,353,712,591)

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	As of December 31, 2024		As of December 31, 2023
	Gross amount	Tax effect	Gross amount	Tax effect

Income tax losses	$1,698,038,184	$509,411,455	$707,357,588	$212,207,276
Interest to be deducted	408,193,235	122,457,971	364,390,142	109,317,043
Other assets	41,049,602	12,314,881	-	-

	$2,147,281,021	$644,184,307	$1,071,747,730	$321,524,319

Tax losses carried forward

Tax losses for which no deferred tax assets was recognized expire as follows:

	Gross	Expire
Year	amount	rate

2016	$27,061,783	2026
2018	610,601,259	2028
2020	69,420,149	2030
2021	15,168,652	2031
2022	76,668,031	2032
2023	6,455,595	2033
2024	892,662,715	2034

Total income tax losses	$1,698,038,184

The Company has NOLs in the trusts that only can be used by them up to the reverse of the NOLs in fuure periods. These NOLs can not be used by other entities within the Group.